UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Item 1. Schedule of Investments.

BRC Large Cap Focus Equity Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.14%

Consumer Discretionary — 15.00%
Comcast Corp. - Class A	10,180	$635,334
Darden Restaurants, Inc.	8,790	648,350
Home Depot, Inc./The	5,519	645,889
Lennar Corp. - Class A	11,440	606,778
Tractor Supply Co.	6,740	623,585

		3,159,936

Consumer Staples — 6.17%
Constellation Brands, Inc. - Class A	5,315	637,906
Kroger Co./The	16,844	660,959

		1,298,865

Energy — 5.90%
Exxon Mobil Corp.	7,400	586,154
Marathon Petroleum Corp.	12,019	657,079

		1,243,233

Financials — 18.21%
Bank of New York Mellon Corp./The	14,011	608,077
Goldman Sachs Group, Inc./The	3,005	616,235
Markel Corp. *	777	691,336
Progressive Corp./The	22,117	674,568
SVB Financial Group *	4,517	646,383
Synchrony Financial *	17,453	599,685

		3,836,284

Health Care — 11.96%
Amgen, Inc.	3,434	606,410
Gilead Sciences, Inc.	5,540	652,944
HCA Holdings, Inc. *	6,638	617,400
Laboratory Corp. of America Holdings *	5,049	642,687

		2,519,441

Industrials — 14.81%
Cintas Corp.	7,502	641,421
Expeditors International of Washington, Inc.	13,730	643,525
PACCAR, Inc.	8,136	527,538
Snap-on, Inc.	4,252	700,730
Trinity Industries, Inc.	20,700	605,682

		3,118,896

Information Technology — 15.09%
Accenture PLC - Class A	6,337	653,408
Apple, Inc.	5,151	624,816
Fiserv, Inc. *	7,563	656,922
Lam Research Corp.	7,563	581,368
Synopsys, Inc. *	13,021	661,988

		3,178,502

Materials — 5.40%
Celanese Corp.	9,035	595,587
Lyondellbasell Industries NV - Class A	5,785	542,806

		1,138,393

Telecommunication Services — 2.64%
Verizon Communications, Inc.	11,897	556,661

Utilities — 2.96%
CMS Energy Corp.	18,180	622,847

Total Common Stocks (Cost $19,250,186)		20,673,058

Money Market Securities — 1.78%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.15% (a)	375,819	375,819

Total Money Market Securities (Cost $375,819)		375,819

Total Investments – 99.92% (Cost $19,626,005)		21,048,877

Other Assets in Excess of Liabilities – 0.08%		17,259

TOTAL NET ASSETS – 100.00%		$21,066,136

(a)	Rate disclosed is the seven day yield as of July 31, 2015.
*	Non-income producing security.

At July 31, 2015, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$19,627,200

Gross Unrealized Appreciation	$1,667,649
Gross Unrealized Depreciation	(245,972)

Net Unrealized Appreciation on Investments	$1,421,677

At July 31, 2015, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $1,195 for the BRC Large Cap Focus Equity Fund.

See accompanying notes which are an integral part of this schedule of investments.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments

July 31, 2015

(Unaudited)

The BRC Large Cap Focus Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when BRC Investment Management LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments – continued

July 31, 2015

(Unaudited)

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$20,673,058	$—	$—	$20,673,058
Money Market Securities	375,819	—	—	375,819

Total	$21,048,877	$—	$—	$21,048,877

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended July 31, 2015.

Dana Large Cap Equity Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.81%

Consumer Discretionary — 12.91%
Comcast Corp. - Class A	38,000	$2,371,580
Hanesbrands, Inc.	60,000	1,861,800
Lowe’s Companies, Inc.	34,000	2,358,240
Macy’s, Inc.	33,000	2,278,980
Magna International, Inc.	42,000	2,283,120
Royal Caribbean Cruises Ltd.	29,000	2,605,650
Target Corp.	30,000	2,455,500

		16,214,870

Consumer Staples — 10.06%
CVS Health Corp.	24,300	2,733,021
Dr. Pepper Snapple Group, Inc.	31,000	2,486,820
Kimberly-Clark Corp.	21,000	2,414,370
Kroger Co./The	66,000	2,589,840
Reynolds American, Inc.	28,000	2,402,120

		12,626,171

Energy — 6.87%
Chevron Corp.	15,400	1,362,592
Devon Energy Corp.	25,000	1,235,500
Exxon Mobil Corp.	25,000	1,980,250
Schlumberger Ltd.	19,000	1,573,580
Tesoro Corp.	20,000	1,946,800
Valero Energy Corp.	8,000	524,800

		8,623,522

Financials — 14.31%
ACE Ltd.	9,000	978,930
Allstate Corp./The	36,000	2,482,200
Ameriprise Financial, Inc.	18,000	2,262,060
Goldman Sachs Group, Inc./The	12,000	2,460,840
Lincoln National Corp.	42,000	2,365,440
PNC Financial Services Group, Inc.	26,000	2,552,680
SunTrust Banks, Inc.	54,400	2,412,096
Wells Fargo & Co.	42,400	2,453,688

		17,967,934

Health Care — 15.23%
AbbVie, Inc.	35,500	2,485,355
Aetna, Inc.	22,000	2,485,340
Amgen, Inc.	14,000	2,472,260
Gilead Sciences, Inc.	21,000	2,475,060
HCA Holdings, Inc. *	29,000	2,697,290
Johnson & Johnson	22,000	2,204,620
McKesson Corp.	10,600	2,338,042
Mylan NV *	35,000	1,959,650

		19,117,617

Industrials — 9.78%
Alaska Air Group, Inc.	34,200	2,590,650
Boeing Co./The	16,000	2,306,720
General Dynamics Corp.	17,000	2,534,870
PACCAR, Inc.	39,000	2,528,760
Stanley Black & Decker, Inc.	22,000	2,320,780

		12,281,780

See accompanying notes which are an integral part of this schedule of investments.

Dana Large Cap Equity Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
Information Technology — 18.67%
Amdocs Ltd.	43,000	$2,521,950
Apple, Inc.	21,000	2,547,300
Broadridge Financial Solutions, Inc.	45,000	2,442,150
CDW Corp.	72,000	2,586,960
Cisco Systems, Inc.	87,000	2,472,540
Lam Research Corp.	32,000	2,459,840
Microsoft Corp.	51,000	2,381,700
Oracle Corp.	47,000	1,877,180
Qorvo, Inc. *	32,000	1,854,400
Skyworks Solutions, Inc.	24,000	2,296,080

		23,440,100

Materials — 2.94%
International Paper Co.	38,000	1,819,060
Lyondellbasell Industries NV - Class A	20,000	1,876,600

		3,695,660

Real Estate Investment Trusts — 1.85%
Omega Healthcare Investors, Inc.	64,000	2,320,640

Telecommunication Services — 2.34%
AT&T, Inc.	44,000	1,528,560
Verizon Communications, Inc.	30,000	1,403,700

		2,932,260

Utilities — 2.85%
CMS Energy Corp.	53,000	1,815,780
Xcel Energy, Inc.	51,000	1,768,170

		3,583,950

Total Common Stocks (Cost $114,411,427)		122,804,504

Short-Term Investments — 2.38%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.15% (a)	2,983,500	2,983,500

Total Short-Term Investments (Cost $2,983,500)		2,983,500

Total Investments – 100.19% (Cost $117,394,927)		125,788,004

Liabilities in Excess of Other Assets – (0.19)%		(235,321)

NET ASSETS – 100.00%		$125,552,683

(a)	Rate disclosed is the seven day yield as of July 31, 2015.
*	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

At July 31, 2015, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$117,398,331
Gross Unrealized Appreciation	$10,925,618
Gross Unrealized (Depreciation)	(2,535,945)

Net Unrealized Appreciation on Investments	$8,389,673

At July 31, 2015, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $3,404.

Dana Large Cap Equity Fund

Notes to the Schedule of Investments

July 31, 2015

(Unaudited)

The Dana Large Cap Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Dana Large Cap Equity Fund

Notes to the Schedule of Investments - continued

July 31, 2015

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based, on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchanged-traded funds, and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dana Investment Advisors, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by a pricing service at the NASDAQ Official Closing Price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the management’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Dana Large Cap Equity Fund

Notes to the Schedule of Investments - continued

July 31, 2015

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015:

	Valuation Inputs			Total
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$122,804,504	$—	$—	$122,804,504
Short-Term Investments	2,983,500	—	—	2,983,500

Total	$125,788,004	$—	$—	$125,788,004

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels during the period ended July 31, 2015 and the previous reporting period end.

Dreman Contrarian Small Cap Value Fund

Portfolio of Investments (Unaudited)

July 31, 2015

Shares		Fair Value
Common Stocks — 94.5%
Consumer Discretionary — 9.7%
41,645	Aaron’s, Inc.	$1,540,032
95,115	American Axle & Manufacturing Holdings, Inc. *	1,900,398
28,670	Big 5 Sporting Goods Corp.	315,657
16,855	Big Lots, Inc.	727,799
24,335	Brinker International, Inc.	1,457,666
37,530	Cooper Tire & Rubber Co.	1,235,863
22,860	DeVry Education Group, Inc.	694,487
19,033	Helen of Troy Ltd. *	1,670,717
29,287	Hillenbrand, Inc.	830,579
13,769	John Wiley & Sons, Inc., Class A	729,895
62,740	KB Home	1,002,585
14,635	Matthews International Corp., Class A	788,095
31,784	Meredith Corp.	1,523,089
19,700	TravelCenters of America LLC *	320,322

		14,737,184

Consumer Staples — 0.4%
19,620	SpartanNash Co.	631,960

Energy — 1.8%
42,110	Atwood Oceanics, Inc.	875,888
160,120	Bellatrix Exploration Ltd. *	312,234
115,880	Denbury Resources, Inc.	456,567
188,800	Gran Tierra Energy, Inc. *	415,360
86,390	Ultra Petroleum Corp. *	672,114

		2,732,163

Financials — 26.7%
34,288	Allied World Assurance Co. Holdings AG	1,449,011
31,165	Aspen Insurance Holdings Ltd.	1,498,725
139,050	Associated Banc-Corp.	2,740,675
15,439	Chemical Financial Corp.	508,715
82,050	Clifton Bancorp, Inc.	1,115,880
27,445	Endurance Specialty Holdings Ltd.	1,907,153
27,033	Federated Investors, Inc., Class B	911,282
128,850	First Horizon National Corp.	2,042,272
55,510	First Midwest Bancorp, Inc.	1,041,923
255,069	First Niagara Financial Group, Inc.	2,476,720
100,554	FirstMerit Corp.	1,884,382
156,820	Fulton Financial Corp.	2,032,387
62,135	Hancock Holding Co.	1,815,585
24,330	Hanover Insurance Group, Inc.	1,967,080
39,709	International Bancshares Corp.	1,069,363
60,505	Janus Capital Group, Inc.	991,072
32,740	Montpelier Re Holdings Ltd.	1,396,361
19,930	NBT Bancorp, Inc.	538,708
14,442	Nelnet, Inc., Class A	568,870
124,140	Old National Bancorp	1,786,375
50,615	Prospect Capital Corp. (a)	360,885
21,668	Prosperity Bancshares, Inc.	1,182,856
56,025	Symetra Financial Corp.	1,402,866
89,647	TCF Financial Corp.	1,475,590
43,570	Umpqua Holdings Corp.	772,932
86,020	Washington Federal, Inc.	2,002,546
28,690	Webster Financial Corp.	1,109,155
11,380	WesBanco, Inc.	378,044
41,736	Wintrust Financial Corp.	2,250,405

		40,677,818

Health Care — 4.9%
9,822	Charles River Laboratories International, Inc. *	762,384
29,400	Hill-Rom Holdings, Inc.	1,647,282
12,625	Integra LifeSciences Holdings Corp. *	809,641
44,087	Owens & Minor, Inc.	1,550,099
8,075	SeaSpine Holdings Corp. *	126,616
133,610	Select Medical Holdings Corp.	1,927,992
28,133	Triple-S Management Corp., Class B *	607,110

		7,431,124

Industrials — 17.5%
52,726	AAR Corp.	1,420,966
45,025	ABM Industries, Inc.	1,484,024
35,682	Aegion Corp. *	705,433
89,674	Aircastle Ltd.	2,158,453
56,982	Barnes Group, Inc.	2,218,309
29,559	Brady Corp., Class A	695,228
64,875	Brink’s Co./The	2,026,046
40,690	Con-way, Inc.	1,578,365
27,982	Crane Co.	1,488,642
24,520	EMCOR Group, Inc.	1,172,792
20,405	EnerSys	1,274,292
43,450	Global Brass & Copper Holdings, Inc.	732,133
12,423	Hyster-Yale Materials Handling, Inc., Class A	840,664
7,590	LB Foster Co., Class A	222,767
31,240	Navigant Consulting, Inc. *	491,093
13,275	Orbital ATK, Inc.	941,861
99,430	R.R. Donnelley & Sons Co.	1,744,996
21,800	Regal-Beloit Corp.	1,513,574
26,590	Triumph Group, Inc.	1,431,872
73,625	Tutor Perini Corp. *	1,540,971
16,710	Universal Forest Products, Inc.	1,061,085

		26,743,566

Information Technology — 15.4%
21,443	ARRIS Group, Inc. *	663,018
32,600	AVX Corp.	439,122
47,835	Brocade Communications Systems, Inc.	490,787
70,146	Celestica, Inc. *	938,553
18,650	ChipMOS Technologies (Bremuda) Ltd.	306,979
29,130	CSG Systems International, Inc.	905,943
23,770	Diodes, Inc. *	527,456
5,900	DST Systems, Inc.	643,985
57,800	Ingram Micro, Inc., Class A *	1,573,894
25,842	Itron, Inc. *	832,888
32,410	IXYS Corp.	339,009
123,639	Kulicke & Soffa Industries, Inc. *	1,287,082
37,150	Lexmark International, Inc., Class A	1,262,729
60,600	Mentor Graphics Corp.	1,581,054
48,465	Microsemi Corp. *	1,596,437
13,540	NETGEAR, Inc. *	453,455
28,100	Plantronics, Inc.	1,632,048
166,235	QLogic Corp. *	1,474,504
19,050	Rovi Corp. *	209,360

55,962	Sanmina Corp. *	1,235,081
17,720	Science Applications International Corp.	951,210
33,293	Sykes Enterprises, Inc. *	811,683
23,937	Tech Data Corp. *	1,396,245
170,495	Vishay Intertechnology, Inc.	1,957,283

		23,509,805

See accompanying notes which are an integral part of the portfolio of investments

Materials — 3.5%
18,945	A. Schulman, Inc.	705,322
42,694	Cabot Corp.	1,501,975
102,826	Coeur Mining, Inc. *	362,976
40,375	Olin Corp.	928,221
55,442	Pan American Silver Corp.	345,958
25,710	Rayonier Advanced Materials, Inc.	361,226
22,170	Stepan Co.	1,086,552

		5,292,230

Real Estate Investment Trusts — 10.5%
57,530	Apollo Residential Mortgage, Inc.	833,034
36,192	Ashford Hospitality Prime, Inc.	526,962
113,781	Ashford Hospitality Trust, Inc.	994,446
128,210	Brandywine Realty Trust	1,765,452
81,655	CBL & Associates Properties, Inc.	1,334,243
43,109	Geo Group, Inc./The	1,627,365
34,854	Hospitality Properties Trust	955,697
91,900	Mack-Cali Realty Corp.	1,915,196
123,630	Medical Properties Trust, Inc.	1,690,022
96,277	New Residential Investment Corp.	1,510,586
77,735	Pennsylvania Real Estate Investment Trust	1,703,951
214,576	RAIT Financial Trust	1,124,378

		15,981,332

Utilities — 4.1%
32,920	ALLETE, Inc.	1,589,707
39,440	IDACORP, Inc.	2,449,618
64,101	Portland General Electric Co.	2,308,277

		6,347,602

Total Common Stocks (Cost $135,960,706)		144,084,784

Money Market Securities — 5.6%
8,493,457	Huntington Money Market Fund, Institutional Shares, 0.01% (b) (c)	8,493,457

Total Money Market Securities (Cost $8,493,457)		8,493,457

Total Investments (Cost $144,454,163) — 100.1%		152,578,241

Liabilities in Excess of Other Assets — (0.1)%		(113,351)

Net Assets — 100.0%		$152,464,890

(a)	Business Development Company
(b)	Rate disclosed is the seven day yield as of July 31, 2015.
(c)	Affiliated fund
*	Non-income producing security.

See accompanying notes which are an integral part of the portfolio of investments

At July 31, 2015, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	$145,201,539
Gross Unrealized Appreciation	$18,602,218
Gross Unrealized (Depreciation)	(11,225,516)

Net Unrealized Appreciation on Investments	$7,376,702

At July 31, 2015, the difference between book basis and tax basis unrealized appreciation (depreciation) was attributable to the tax deferral of losses on wash sales, mark-to-market adjustments on passive foreign investment companies, return of capital from real estate investment trusts and income from certain investments.

Dreman Contrarian Small Cap Value Fund

Notes to Portfolio of Investments (Unaudited)

July 31, 2015

The Dreman Contrarian Small Cap Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dreman Value Management LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$144,084,784	$—	$—	$144,084,784
Money Market Securities	8,493,457	—	—	8,493,457

Total	$152,578,241	$—	$—	$152,578,241

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of July 31, 2015.

Green Owl Intrinsic Value Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.95%

Consumer Discretionary — 20.69%
Bed Bath & Beyond, Inc. *	34,125	$2,225,974
CarMax, Inc. *	28,240	1,821,762
CBS Corp. - Class B	29,500	1,577,365
General Motors Co.	70,600	2,224,606
Harley-Davidson, Inc.	15,210	886,743
Kohl’s Corp.	32,500	1,992,900
Viacom, Inc. - Class B	13,876	790,932
Walt Disney Co./The	12,100	1,452,000

		12,972,282

Consumer Staples — 6.94%
Coca-Cola Co./The	16,195	665,291
CVS Health Corp.	11,735	1,319,835
Walgreens Boots Alliance, Inc.	8,075	780,287
Wal-Mart Stores, Inc.	22,050	1,587,159

		4,352,572

Energy — 6.31%
Baker Hughes, Inc.	13,800	802,470
Ensco PLC - Class A	10,000	165,800
FMC Technologies, Inc. *	17,430	571,007
Halliburton Co.	36,000	1,504,440
Noble Corp. PLC	21,300	254,535
Schlumberger Ltd.	7,895	653,864

		3,952,116

Financials — 31.27%
American Express Co.	12,415	944,285
American International Group, Inc.	35,630	2,284,596
Bank of America Corp.	121,600	2,174,208
Bank of New York Mellon Corp./The	50,175	2,177,595
Berkshire Hathaway, Inc. - Class B *	28,815	4,113,053
Citigroup, Inc.	26,400	1,543,344
JPMorgan Chase & Co.	37,230	2,551,372
Leucadia National Corp.	56,485	1,328,527
Ocwen Financial Corp. *	73,860	622,640
Wells Fargo & Co.	32,255	1,866,597

		19,606,217

Industrials — 22.37%
Boeing Co./The	19,690	2,838,707
Expeditors International of Washington, Inc.	21,005	984,504
Jacobs Engineering Group, Inc. *	79,141	3,333,419
Precision Castparts Corp.	7,200	1,403,424
Quanta Services, Inc. *	114,860	3,172,433
United Parcel Service, Inc. - Class B	9,420	964,231
Valmont Industries, Inc.	11,953	1,329,532

		14,026,250

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
Information Technology — 11.37%
Accenture PLC - Class A	12,245	$1,262,582
Apple, Inc.	22,820	2,768,066
Corning, Inc.	59,340	1,108,471
Google, Inc. - Class A *	1,073	705,498
Google, Inc. - Class C *	2,053	1,284,377

		7,128,994

Total Common Stocks (Cost $50,263,430)		62,038,431

Money Market Securities — 0.27%

Federated Treasury Obligations Fund - Service Shares, 0.01% (a)	166,220	166,220

Total Money Market Securities (Cost $166,220)		166,220

Total Investments – 99.22% (Cost $50,429,650)		62,204,651

Total Written Call Options (Premiums Received $54,225) – (0.06)%		(35,035)

Other Assets in Excess of Liabilities – 0.84%		526,336

NET ASSETS – 100.00%		$62,695,952

(a)	Rate disclosed is the seven day yield as of July 31, 2015.
*	Non-income producing security.

At July 31, 2015, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$50,482,123

Gross Unrealized Appreciation	$14,565,492
Gross Unrealized (Depreciation)	(2,842,964)

Net Unrealized Appreciation on Investments	$11,722,528

At July 31, 2015, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $52,473 for the Green Owl Intrinsic Value Fund.

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Schedule of Written Options

July 31, 2015

(Unaudited)

	Outstanding Contracts	Fair Value
Written Call Options - (0.06)%

Consumer Discretionary - (0.06)%
Carmax, Inc./ January 2016/ Strike $72.50 (a)	(182)	$(35,035)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $54,225) - (0.06)%		$(35,035)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

July 31, 2015

(Unaudited)

The Green Owl Intrinsic Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Writing Options - The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period, or to the extent that some or all of the risk of the option has been offset by another option. When the Fund writes a covered call option, it maintains a segregated position within its account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains a segregated position within its account with the Custodian of cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

July 31, 2015

(Unaudited)

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including items such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when Kovitz Investment Group, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Written option contracts that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

July 31, 2015

(Unaudited)

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015:

	Valuation Inputs			Total
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Common Stocks*	$62,038,431	$—	$—	$62,038,431
Money Market Securities	166,220	—	—	166,220

Total	$62,204,651	$—	$—	$62,204,651

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs			Total
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Option Contracts	$(35,035)	$—	$—	$(35,035)

Total	$(35,035)	$—	$—	$(35,035)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended July 31, 2015.

Granite Value Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.92%

Consumer Discretionary — 18.66%
Bed Bath & Beyond, Inc. *	4,650	$303,320
Comcast Corp. - Class A	6,300	393,183
Foot Locker, Inc.	3,475	245,161
General Motors Co.	13,295	418,925
Mattel, Inc.	10,435	242,196
Starz *	8,605	348,072
Whirlpool Corp.	1,690	300,364

		2,251,221

Consumer Staples — 9.32%
Coca-Cola Co./The	9,150	375,882
Unilever PLC ADR	9,840	446,047
Wal-Mart Stores, Inc.	4,210	303,036

		1,124,965

Energy — 10.08%
Apache Corp.	4,365	200,179
Cimarex Energy Co.	1,185	123,382
Exxon Mobil Corp.	5,240	415,060
Southwestern Energy Co. *	12,340	229,524
Ultra Petroleum Corp. *	17,255	134,244
Unit Corp. *	5,775	113,941

		1,216,330

Financials — 19.94%
Alleghany Corp. *	750	364,597
American Express Co.	4,430	336,946
American International Group, Inc.	7,475	479,297
Berkshire Hathaway, Inc. - Class B *	3,655	521,715
Citigroup, Inc.	7,890	461,249
MetLife, Inc.	4,335	241,633

		2,405,437

Health Care — 13.74%
Baxalta, Inc. *	5,190	170,388
Baxter International, Inc.	5,190	208,015
C.R. Bard, Inc.	1,830	359,870
Gilead Sciences, Inc.	2,570	302,900
Johnson & Johnson	3,490	349,733
UnitedHealth Group, Inc.	2,200	267,080

		1,657,986

Industrials — 10.35%
Boeing Co./The	2,280	328,708
Cummins, Inc.	2,425	314,110
Honeywell International, Inc.	2,550	267,878
United Technologies Corp.	3,365	337,543

		1,248,239

Information Technology — 13.12%
Apple, Inc.	2,930	355,409
Corning, Inc.	11,930	222,852
Microsoft Corp.	8,295	387,376
Oracle Corp.	6,285	251,023
Western Union Co./The	18,070	365,737

		1,582,397

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
Telecommunication Services — 2.30%
AT&T, Inc.	8,000	$277,920

Utilities — 2.41%
Calpine Corp. *	15,875	290,513

Total Common Stocks (Cost $11,126,583)		12,055,008

Money Market Securities — 0.62%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio - Institutional Class, 0.12% (a)	75,285	75,285

Total Money Market Securities (Cost $75,285)		75,285

Total Investments – 100.54% (Cost $11,201,868)		12,130,293

Liabilities in Excess of Other Assets – (0.54)%		(65,740)

NET ASSETS – 100.00%		$12,064,553

(a)	Rate disclosed is the seven day yield as of July 31, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

At July 31, 2015, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$11,206,969

Gross Unrealized Appreciation	$1,893,796
Gross Unrealized Depreciation	(970,472)

Net Unrealized Appreciation on Investments	$923,324

At July 31, 2015, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $5,101 for the Granite Value Fund.

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Related Notes to the Schedule of Investments

July 31, 2015

(Unaudited)

The Granite Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when Granite Investment Advisors, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities may be categorized as Level 3 securities.

Granite Value Fund

Related Notes to the Schedule of Investments – continued

July 31, 2015

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$12,055,008	$—	$—	$12,055,008
Money Market Securities	75,285	—	—	75,285

Total	$12,130,293	$—	$—	$12,130,293

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended July 31, 2015.

Sound Mind Investing Fund

Schedule of Investments

July 31, 2015 (Unaudited)

Mutual Funds 99.71%

	Shares	Fair Value

Mutual Funds Greater Than 1% of The Sound Mind Investing Fund’s Net Assets — 97.28%
AB Large Cap Growth Fund, Inc. - Advisor Class	281,571	$12,400,379
Artisan Small Cap Fund - Investor Class*	135,017	4,328,660
BlackRock Mid-Cap Growth Equity Portfolio – Institutional Class (a)	367,234	6,837,906
Century Small Cap Select Fund – Institutional Class (a)	123,183	4,105,691
Clipper Fund	66,930	7,106,591
Driehaus Micro Cap Growth Fund (a)	325,117	4,333,807
Eventide Gilead Fund - Institutional Class	380,174	11,215,133
Fidelity Mid Cap Value Fund	471,390	11,817,750
Fidelity OTC Portfolio	85,994	7,477,163
Hartford Growth Opportunities Fund/The - Class Y	294,574	12,481,118
Hennessy Cornerstone Mid Cap 30 Fund – Institutional Class (a)	629,354	13,763,964
Janus Forty Fund - Institutional Class	469,208	16,192,356
JOHCM International Select Fund - Class I	374,931	7,577,353
JPMorgan Disciplined Equity Fund - Institutional Class	547,460	13,264,950
JPMorgan Growth Advantage Fund – Select Class	504,483	8,409,732
Lazard US Equity Concentrated Portfolio - Institutional Class (a)	843,082	12,064,504
Legg Mason Opportunity Trust - Institutional Class	595,427	13,932,995
Nicholas Fund, Inc.	105,057	7,587,184
PIMCO StocksPLUS International Fund U.S. Dollar Hedged - Institutional Class	1,015,083	8,354,133
RS Small Cap Growth Fund - Class Y	173,312	13,331,157
Thornburg International Value Fund - Class I	331,984	10,411,009
Thornburg Value Fund – Class I (a)	215,466	12,018,671
Tocqueville Opportunity Fund/The – Class A (a)	189,043	4,550,277
Vanguard Strategic Equity Fund - Investor Class	235,213	7,929,016
Vaughan Nelson Value Opportunity Fund - Class Y	196,270	4,543,641
Wells Fargo Advantage International Equity - Institutional Class (a)	513,428	6,279,226

Total Mutual Funds Greater Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $235,564,063)		242,314,366

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets — 2.43%(b)
Allianz NFJ Dividend Value Fund - Institutional Class	200	3,378
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	4,432
AlphaOne Micro Cap Equity Fund - Institutional Class (a)	132,016	1,650,196
American Century International Discovery Fund - Institutional Class	250	3,434
Ariel Fund - Investor Class	15,809	1,171,733
Artisan International Small Cap Fund - Investor Class	150	3,650
Artisan International Value Fund - Investor Class	150	5,352
Artisan Mid Cap Value Fund - Investor Class	200	4,844
Artisan Small Cap Value Fund - Investor Class	150	2,003
Aston/TAMRO Small Cap Fund - Institutional Class	100	2,116
BBH Core Select Fund - Class N	100	2,299
Berwyn Fund	100	2,962
BlackRock International Opportunities Portfolio - Institutional Class	100	3,475
Bridgeway Small-Cap Growth Fund - Class N	205	4,411
Bridgeway Small-Cap Value Fund - Class N	179	3,961
Buffalo Small Cap Fund, Inc.	150	5,038
Columbia Acorn International - Class Z	100	4,275
Columbia Acorn Select - Class Z	150	3,243
Columbia Small Cap Growth Fund I - Class Z	100	3,014
Columbia Value and Restructuring Fund - Class Z	50	2,391
Davis Opportunity Fund - Class Y	100	3,471

See accompanying notes which are an integral part of this schedule of investments.

Sound Mind Investing Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
Delaware Select Growth Fund - Institutional Class	100	5,449
Delaware Small Cap Value Fund - Institutional Class	100	5,509
Delaware Smid Cap Growth Fund - Institutional Class	100	3,666
Delaware Value Fund - Institutional Class	144	2,644
Deutsche Small Cap Value Fund - Institutional Class	85	2,228
DFA International Small Cap Value Portfolio - Investor Class	100	2,015
DFA International Small Company Portfolio - Institutional Class	100	1,836
DFA US Small Cap Value Portfolio - Institutional Class	100	3,443
Dreyfus Opportunistic Small Cap Fund	100	3,259
Fairholme Fund	100	3,592
Federated International Small-Mid Company Fund – Institutional Class	22,037	911,437
Fidelity Mid-Cap Stock Fund	150	5,571
Fidelity Small Cap Discovery Fund	100	2,922
Fidelity Small Cap Stock Fund	150	2,862
Fidelity Small Cap Value Fund	150	2,916
Franklin Small Cap Value Fund - Advisor Class	100	5,582
Hartford International Opportunities Fund/The - Class Y	248	4,086
Heartland Value Fund	100	4,082
Hennessy Focus Fund - Investor Class	100	7,259
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	100	3,976
Invesco American Value Fund - Class R5	100	4,089
Janus Overseas Fund - Class T	100	3,183
Janus Venture Fund - Class T	100	6,970
JPMorgan Mid Cap Value Fund - Institutional Class	100	3,820
JPMorgan Small Cap Equity Fund - Select Class	226	11,384
Longleaf Partners Fund	150	4,354
Longleaf Partners International Fund	100	1,433
Longleaf Partners Small-Cap Fund	100	3,104
Lord Abbett Developing Growth Fund, Inc. - Institutional Class	100	2,751
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio - Institutional Class	100	4,421
Neuberger Berman Genesis Fund - Institutional Class	100	5,977
Oakmark International Fund - Institutional Class	150	3,722
Oakmark International Small Cap Fund - Institutional Class	150	2,435
Oakmark Select Fund - Institutional Class	150	6,114
Oppenheimer International Small Co. Fund - Class Y	100	3,713
Oppenheimer Small and Mid-Cap Value Fund - Class Y	100	5,002
Perkins Mid Cap Value Fund - Class T	200	4,010
PRIMECAP Odyssey Aggressive Growth Fund	100	3,526
Principal SmallCap Growth Fund I - Institutional Class	200	2,640
Royce Low-Priced Stock Fund - Investment Class	150	1,365
Royce Opportunity Fund - Investor Class	151	1,927
Royce Premier Fund - Investment Class	300	5,955
Royce Small-Cap Value Fund - Institutional Class	100	1,159
Royce Special Equity Fund - Investment Class	100	2,208
Royce Special Equity Fund - Institutional Class	150	3,293
T. Rowe Price International Discovery Fund	150	8,539
T. Rowe Price New Horizons Fund	100	4,814
T. Rowe Price Small-Cap Value Fund	100	4,635
Third Avenue Value Fund - Institutional Class	335	18,777
TIAA-CREF International Equity Fund - Institutional Class	100	1,170
Touchstone Sands Capital Select Growth Fund - Class Y	100	1,904
Turner Small Cap Growth Fund (a)	95,632	2,028,349
Tweedy Browne Global Value Fund	150	4,031

See accompanying notes which are an integral part of this schedule of investments.

Wasatch Emerging Markets Small Cap Fund	1,000	2,660
Wasatch International Growth Fund	150	4,516

Total Mutual Funds Less Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $5,960,059)		6,051,962

Total Mutual Funds (Cost $241,524,122)		248,366,328

Money Market Securities 0.26%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.15% (c)	633,611	633,611

Total Money Market Securities (Cost $633,611)		633,611

Total Investments – 99.97% (Cost $242,157,733)		$248,999,939

Other Assets in Excess of Liabilities – 0.03%		79,638

Total Net Assets – 100.00%		$249,079,577

(a)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of July 31, 2015, the fair value of illiquid securities held by the Fund was $67,632,591 or 27.15% of net assets.
(b)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c)	Rate disclosed is the seven day yield as of July 31, 2015.
*	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

SMI Conservative Allocation Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 6.27%

AIG Global Funding, 1.65%, 12/15/2017 (a)	$25,000	$25,035
Ally Financial, Inc., 3.13%, 1/15/2016	25,000	25,163
Ally Financial, Inc., 5.50%, 2/15/2017	55,000	57,544
American Honda Finance Corp., 1.13%, 10/7/2016	80,000	80,265
American International Group, Inc., MTN, 5.85%, 1/16/2018	45,000	49,585
AT&T, Inc., 3.00%, 6/30/2022	50,000	48,457
Branch Banking & Trust Co., 1.35%, 10/1/2017	45,000	44,949
Burlington Northern Santa Fe LLC, 3.40%, 9/1/2024	70,000	69,364
Citigroup, Inc., 1.85%, 11/24/2017	60,000	60,174
Daimler Finance North America LLC, 1.25%, 1/11/2016 (a)	90,000	90,227
DISH DBS Corp., 4.25%, 4/1/2018	35,000	35,700
Ford Motor Credit Co. LLC, 3.98%, 6/15/2016 (a)	65,000	66,410
Ford Motor Credit Co. LLC, 4.25%, 2/3/2017	90,000	93,416
General Electric Capital Corp., 1.00%, 12/11/2015	90,000	90,200
General Electric Capital Corp., 1.25%, 5/15/2017	85,000	85,251
Goldman Sachs Group, Inc./The, 1.50%, 4/30/2018 (b)	85,000	85,853
Hartford Financial Services Group, Inc., 5.50%, 10/15/2016	60,000	62,982
Hartford Financial Services Group, Inc., 5.38%, 3/15/2017	65,000	69,064
IPALCO Enterprises, Inc., 5.00%, 5/1/2018	50,000	52,656
JPMorgan Chase & Co., 0.90%, 2/26/2016 (b)	75,000	75,114
Liberty Mutual Group, Inc., 6.70%, 8/15/2016 (a)	25,000	26,445
Manufacturers & Traders Trust Co., 1.40%, 7/25/2017	55,000	54,931
New York Life Global Funding, 1.45%, 12/15/2017 (a)	65,000	65,083
Noble Holding International Ltd., 4.90%, 8/1/2020	55,000	53,092
Rowan Companies, Inc., 4.75%, 1/15/2024	25,000	23,539
Wells Fargo & Co., 2.13%, 4/22/2019	70,000	70,310
Worthington Industries, Inc., 6.50%, 4/15/2020	20,000	22,709

Total Corporate Bonds (Cost $1,572,405)		1,583,518

Foreign Bonds Denominated in U.S. Dollars — 0.96%

ArcelorMittal, 6.13%, 6/1/2018	40,000	42,443
Barclays PLC, 2.75%, 11/8/2019	40,000	39,859
Ensco PLC, 5.75%, 10/1/2044	35,000	30,567
Petrobras Global Finance BV, 2.43%, 1/15/2019 (b)	35,000	31,853
Petroleos Mexicanos, 3.50%, 7/18/2018	25,000	25,719
Transocean, Inc., 6.50%, 11/15/2020	40,000	34,800
Transocean, Inc., 3.80%, 10/15/2022	20,000	14,625
Vale Overseas Ltd., 6.88%, 11/21/2036	25,000	23,442

Total Foreign Bonds Denominated in U.S. Dollars (Cost $256,114)		243,308

U.S. Treasury Obligations — 3.29%

U.S. Treasury Note, 0.88%, 12/31/2016	825,000	829,576

Total U.S. Treasury Obligations (Cost $829,789)		829,576

See accompanying notes which are an integral part of this schedule of investments.

Asset-Backed Securities — 10.07%

American Airlines Pass Through Trust, Series 2011-1, Class A, 5.25%, 1/31/2021	20,395	21,874
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.89%, 7/10/2044 (b)	60,005	61,344
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.16%, 9/10/2047 (b)	36,228	36,258
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1, 4.58%, 1/15/2021	47,970	50,755
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2001-2, 6.46%, 1/15/2021	17,831	19,749
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2005-4, 4.97%, 4/1/2023	15,273	16,462
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 9/10/2045	22,030	22,010
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A1, 0.67%, 10/15/2045	16,727	16,681
Commercial Mortgage Trust, Series 2007-GG9, Class A7, 5.44%, 3/10/2039	25,688	26,972
Commercial Mortgage Trust, Series CD 2005-CD1, Class A4, 5.20%, 7/15/2044 (b)	4,466	4,461
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A2, 0.41%, 10/25/2036 (b)	12,806	12,658
Credit Suisse Mortgage Trust, Series 2009-12R, Class 41A1, 5.25%, 3/27/2037 (a) (b)	2,301	2,322
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	27,231	31,247
Fannie Mae, Pool #465468, 3.33%, 7/1/2020	41,652	43,681
Fannie Mae, Pool #466284, 3.33%, 10/1/2020	87,906	93,444
Fannie Mae, Pool #466319, 3.23%, 11/1/2020	87,317	92,411
Fannie Mae, Pool #AM2182, 2.16%, 1/1/2023	147,337	146,209
Fannie Mae, Pool #AM1671, 2.10%, 12/1/2027	51,767	50,567
Fannie Mae, Pool #464400, 5.97%, 1/1/2040	14,066	16,763
Fannie Mae, Pool #464398, 5.97%, 1/1/2040	18,754	23,404
Fannie Mae, Pool #466890, 5.10%, 12/1/2040	23,537	27,549
Fannie Mae, Pool #AA4328, 4.00%, 4/1/2024	25,108	26,480
Fannie Mae, Pool #AB2822, 2.50%, 3/1/2026	24,542	25,103
Fannie Mae REMICS, Series 2013-M14, Class A, 4.00%, 2/25/2033	88,046	88,773
Fannie Mae Whole Loan, Series 2002-W11, Class AF6, 4.91%, 11/25/2032 (b)	94,167	96,861
Fannie Mae-Aces, Series 2014-M2, Class ASQ2, 0.48%, 9/25/2015	15,297	15,294
Fannie Mae-Aces, Series 2014-M9, Class ASQ2, 1.46%, 4/25/2017	125,000	125,978
Fannie Mae-Aces, Series 2015-M7, Class ASQ1, 0.88%, 10/25/2017	30,965	30,947
Fannie Mae-Aces, Series 2015-M7, Class ASQ2, 1.55%, 4/25/2018	20,000	20,174
Fannie Mae-Aces, Series 2014-M5, Class ASQ1, 0.99%, 3/25/2019	81,308	81,192
Fannie Mae-Aces, Series 2014-M1, Class A1, 2.33%, 7/25/2023 (b)	59,374	60,793
Fannie Mae-Aces, Series 2014-M13, Class AB2, 2.95%, 8/25/2024	40,000	40,691
Freddie Mac REMICS, Series 3609, Class LA, 4.00%, 12/15/2024	31,875	33,154
Freddie Mac REMICS, Series 3873, Class DG, 3.00%, 7/15/2027	5,038	5,082
Ginnie Mae, Pool #AB2583, 2.14%, 8/15/2023	77,059	77,688
Ginnie Mae , Pool #AD0091, 2.73%, 6/15/2032	214,530	215,230
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A1, 0.66%, 11/10/2045	24,845	24,805
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.79%, 8/10/2045 (b)	89,754	95,326
Hertz Vehicle Financing LLC, Series 2013-1A, Class A1, 1.12%, 8/25/2017 (a)	90,000	90,037
Home Equity Mortgage Trust, Series 2006-1, Class A2, 5.80%, 5/25/2036	24,656	19,586
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A1, 1.26%, 8/15/2046	90,660	90,842
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A1, 0.71%, 10/15/2045	15,785	15,781
Mid-State Trust, Series 11, Class A1, 4.86%, 7/15/2038	14,566	15,547
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1, 0.66%, 11/15/2045	14,221	14,216
MSCC Heloc Trust, Series 2007-1, Class A, 0.29%, 12/25/2031 (b)	50,547	48,740
Northwest Airlines Pass Through Trust, Series 2007-1, Class A, 7.03%, 11/1/2019	38,620	43,448
Residential Funding Mortgage Securities II Trust, Series 2003-HS3, Class A2A, 0.47%, 8/25/2033 (b)	6,142	5,816

See accompanying notes which are an integral part of this schedule of investments.

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-S7, Class A2, 0.49%, 12/25/2035 (a) (b)	9,241	9,069
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, 0.73%, 8/10/2049	31,975	31,839
Union Pacific Railroad Co. 2003 Pass Through Trust, Series 2003-1, 4.70%, 1/2/2024	8,632	9,279
Union Pacific Railroad Co. 2004 Pass Through Trust, Series 2004-1, 5.40%, 7/2/2025	46,132	49,825
Union Pacific Railroad Co. 2005 Pass Through Trust, Series 2005-1, 5.08%, 1/2/2029	41,771	46,120
Union Pacific Railroad Co. 2006 Pass Through Trust, Series 2006-1, 5.87%, 7/2/2030	25,342	29,227
US Airways Pass Through Trust, Series 2011-1, Class A, 7.13%, 10/22/2023	23,537	27,332
US Airways Pass Through Trust, Series 2012-1, Class A, 5.90%, 10/1/2024	43,106	48,063
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/2045	39,914	39,795
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A1, 0.73%, 12/15/2045	29,017	28,931

Total Asset-Backed Securities (Cost $2,473,159)		2,543,885

	Shares	Fair Value
Mutual Funds — 22.59%

Hartford Growth Opportunities Fund/The - Class A	14,033	594,576
Hotchkis and Wiley High Yield Fund - Class I	70,699	873,841
Lazard US Equity Concentrated Portfolio - Institutional Class	39,615	566,885
Scout Unconstrained Bond Fund - Institutional Class	323,679	3,667,283

Total Mutual Funds (Cost $5,719,329)		5,702,585

Exchange-Traded Funds — 54.42%

iShares 1-3 Year Treasury Bond ETF	57,700	4,896,422
iShares China Large-Cap ETF	3,100	125,488
iShares MSCI EAFE ETF	69,600	4,508,688
iShares MSCI Hong Kong ETF	6,200	137,826
iShares MSCI Japan ETF	10,800	139,644
iShares MSCI Netherlands ETF	5,400	143,100
SPDR S&P 500 ETF Trust	18,000	3,789,000

Total Exchange-Traded Funds (Cost $13,932,420)		13,740,168

Money Market Securities — 2.51%

Fidelity Institutional Money Market Portfolio – Institutional Class, 0.15% (c)	632,678	632,678

Total Money Market Securities (Cost $632,678)		632,678

Total Investments – 100.11% (Cost $25,415,894)		$25,275,718

Liabilities in Excess of Other Assets – (0.11)%		(26,924)

NET ASSETS – 100.00%		$25,248,794

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2015.
(c)	Rate disclosed is the seven day yield as of July 31, 2015.

ETF – Exchange-Traded Fund

MTN – Medium-Term Note

SPDR – Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of this schedule of investments.

Centrally Cleared Credit Default Swaps - Buy Protection (d)	Name	Acquisition Date	Maturity Date	Implied Credit Spread at July 31, 2015 (e)	Notional Amount (f)	Appreciation/ (Depreciation)
CDX North America High Yield Credit Default Swap Index	Markit CDX. NA. HY. 24	6/12/2015	6/20/2020	3.96%	$29,700	$55

(Markit CDX. NA. HY. 24) contract to pay a premium equal to 5% of the notional amount.

(d)	When a credit event occurs as defined under the terms of the swap contract, the Fund as a buyer of credit protection will either (i) receive a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(e)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(f)	The notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America Investment Grade Index.

See accompanying notes which are an integral part of this schedule of investments.

SMI Dynamic Allocation Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 97.47%

Health Care Select Sector SPDR Fund	56,300	$4,312,017
iShares MSCI EAFE ETF (a)	938,900	60,821,942
iShares MSCI Japan ETF	159,400	2,061,042
iShares MSCI Netherlands ETF	77,300	2,048,450
iShares MSCI Switzerland Capped ETF	58,000	1,977,800
iShares U.S. Consumer Services ETF	25,200	3,790,584
SPDR S&P 500 ETF Trust (a)	304,130	64,019,365
Vanguard REIT ETF (a)	801,600	63,326,400

Total Exchange-Traded Funds (Cost $196,031,400)		202,357,600

Mutual Funds — 2.31%

Fidelity Select Biotechnology Portfolio	1,151	320,888
Fidelity Select Electronics Portfolio	2,418	187,584
ProFunds Biotechnology UltraSector ProFund - Investor Class	54,911	4,274,246

Total Mutual Funds (Cost $4,186,965)		4,782,718

Money Market Securities — 0.49%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.15% (b)	1,029,152	1,029,152

Total Money Market Securities (Cost $1,029,152)		1,029,152

Total Investments – 100.27% (Cost $201,247,517)		$208,169,470

Liabilities in Excess of Other Assets – (0.27)%		(564,895)

TOTAL NET ASSETS – 100.00%		$207,604,575

(a)	For a schedule of each fund’s holdings please refer to each fund’s most recent semi-annual or annual report filed at www.sec.gov.
(b)	Rate disclosed is the seven day yield as of July 31, 2015.

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of this schedule of investments.

SMI Bond Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
Mutual Funds — 99.77%

Hotchkis and Wiley High Yield Fund – Institutional Class	7,898	$97,621
Scout Core Plus Bond Fund – Institutional Class	5,327	172,655
Scout Unconstrained Bond Fund – Institutional Class (a)	195,742	2,217,753
Vanguard Short-Term Bond Index Fund – Admiral Class (a)	185,365	1,950,037

Total Mutual Funds (Cost $4,438,150)		4,438,066

Money Market Securities — 0.46%

Fidelity Institutional Money Market Portfolio – Institutional Class, 0.15% (b)	20,658	20,658

Total Money Market Securities (Cost $20,658)		20,658

Total Investments – 100.23% (Cost $4,458,808)		$4,458,724

Liabilities in Excess of Other Assets – (0.23)%		(10,436)

TOTAL NET ASSETS – 100.00%		$4,448,288

(a)	For a schedule of each fund’s holdings please refer to each fund’s most recent semi-annual or annual report filed at www.sec.gov.
(b)	Rate disclosed is the seven day yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule of investments.

SMI 50/40/10 Fund

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 49.15%

iShares MSCI EAFE ETF	24,300	$1,574,154
SPDR S&P 500 ETF Trust	7,600	1,599,800
Vanguard REIT ETF	20,000	1,580,000

Total Exchange-Traded Funds (Cost $4,796,622)		4,753,954

Mutual Funds — 50.08%

BlackRock Mid-Cap Growth Equity Portfolio	8,861	164,988
Driehaus Micro Cap Growth Fund	34,510	460,015
Eventide Gilead Fund - Institutional Class	11,812	348,441
Federated International Small-Mid Company Fund - Institutional Class	5,567	230,269
Fidelity Select Biotechnology Portfolio	3,572	995,592
Hartford Growth Opportunities Fund/The – Class A	12,262	519,557
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class	19,189	419,665
Hodges Small Intrinsic Value Fund	19,988	243,251
JPMorgan Growth Advantage Fund – Select Class	20,467	341,181
Legg Mason Opportunity Trust	20,999	491,367
Oppenheimer International Small Company Fund – Class Y	1,373	50,973
Thornburg Value Fund – Class I	6,756	376,868
Wells Fargo Advantage International Equity	16,489	201,664

Total Mutual Funds (Cost $4,764,148)		4,843,831

Money Market Securities — 5.50%

Fidelity Institutional Money Market Portfolio – Institutional Class, 0.15% (a)	531,925	531,925

Total Money Market Securities (Cost $531,925)		531,925

Total Investments – 104.73% (Cost $10,092,695)		$10,129,710

Liabilities in Excess of Other Assets – (4.73)%		(457,339)

TOTAL NET ASSETS – 100.00%		$9,672,371

(a)	Rate disclosed is the seven day yield as of July 31, 2015.

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of this schedule of investments.

At July 31, 2015, the net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	SMI Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund	SMI Bond Fund	SMI 50/40/10 Fund
Gross Appreciation	$7,931,813	$147,183	$8,542,214	$2,798	$105,070
Gross (Depreciation)	(1,093,373)	(288,773)	(1,640,871)	(2,882)	(68,055)

Net Appreciation (Depreciaton) on Investments	$6,838,440	$(141,590)	$6,901,343	$(84)	$37,015

At July 31, 2015, the aggregate cost of securities for federal income tax purposes was $242,161,499, $25,417,308, $201,268,127, $4,458,808 and $10,092,695 for the SMI Fund, SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund, respectively.

SMI Funds

Notes to the Schedule of Investments

July 31, 2015

(Unaudited)

The Sound Mind Investing Fund (“SMI Fund”), SMI Conservative Allocation Fund (formerly the Sound Mind Investing Balanced Fund), SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund (each a “Fund” and collectively, the “Funds”) are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses on mutual funds and exchange-traded funds while the first in, first out method is used for determining gains or losses on all other security types. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains are broken out as such. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Swap Contracts – The SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund may enter into credit default swap contracts. A credit default swap involves a protection buyer and a protection seller. These Funds may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Funds’ obligation under a swap agreement will be accrued daily (offset against amounts owed to the individual Fund) and any accrued but unpaid net amounts owed to a swap counterparty may be collateralized by designating liquid assets on the Fund’s books and records. The credit default swaps are

SMI Funds

Notes to the Schedule of Investments - continued

July 31, 2015

(Unaudited)

marked to market daily based upon quotes received from a pricing service and any change in value is recorded in unrealized appreciation/depreciation. Periodic payments paid or received are recorded as realized gains/losses. Any premium paid or received by these Funds upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, these Funds could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that these Funds may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when SMI Advisory Services, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (“Board”). These securities will generally be categorized as Level 3 securities.

SMI Funds

Notes to the Schedule of Investments - continued

July 31, 2015

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative instruments that a Fund invests in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the SMI Conservative Allocation Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Fixed income securities, including corporate bonds, foreign bonds denominated in U.S. dollars, U.S. treasury obligations and asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. Data used to establish quotes for asset-backed securities includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions, and assumptions regarding collateral and loss. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities may be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

SMI Funds

Notes to the Schedule of Investments - continued

July 31, 2015

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2015:

	Valuation Inputs
SMI Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds - greater than 1% of net assets	$242,314,366	$—	$—	$242,314,366
Mutual Funds - less than 1% of net assets	6,051,962	—	—	6,051,962
Money Market Securities	633,611	—	—	633,611

Total	$248,999,939	$—	$—	$248,999,939

	Valuation Inputs
SMI Conservative Allocation Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$1,583,518	$—	$1,583,518
Foreign Bonds Denominated in U.S. Dollars	—	243,308	—	243,308
U.S. Treasury Obligations	—	829,576	—	829,576
Asset-Backed Securities	—	2,543,885	—	2,543,885
Mutual Funds	5,702,585	—	—	5,702,585
Exchange-Traded Funds	13,740,168	—	—	13,740,168
Money Market Securities	632,678	—	—	632,678

Total Investment Securities	$20,075,431	$5,200,287	$—	$25,275,718

Other Finanical Instruments*	—	55	—	55

Total	$20,075,431	$5,200,342	$—	$25,275,773

*	Credit Default Swaps (reflects net appreciation as of July 31, 2015.)

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$202,357,600	$—	$—	$202,357,600
Mutual Funds	4,782,718	—	—	4,782,718
Money Market Securities	1,029,152	—	—	1,029,152

Total	$208,169,470	$—	$—	$208,169,470

SMI Funds

Notes to the Schedule of Investments - continued

July 31, 2015

(Unaudited)

	Valuation Inputs
SMI Bond Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$4,438,066	$—	$—	$4,438,066
Money Market Securities	20,658	—	—	20,658

Total	$4,458,724	$—	$—	$4,458,724

	Valuation Inputs
SMI 50/40/10 Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$4,753,954	$—	$—	$4,753,954
Mutual Funds	4,843,831	—	—	4,843,831
Money Market Securities	531,925	—	—	531,925

Total	$10,129,710	$—	$—	$10,129,710

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended July 31, 2015, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

SMI Funds

Notes to the Schedule of Investments - continued

July 31, 2015

(Unaudited)

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Board of Trustees and management of the SMI Conservative Allocation Fund consider the restricted securities shown below to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At July 31, 2015, the SMI Conservative Allocation Fund held restricted securities representing 1.48% of net assets, as listed as follows:

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
AIG Global Funding, 1.65%, 12/15/2017	12/8/2014	$25,000	$24,981	$25,035
Credit Suisse Mortgage Trust, Series 2009-12R, Class 41A1, 5.25%, 3/27/2037	6/13/2011	2,301	2,302	2,322
Daimler Finance North America LLC, 1.25%, 1/11/2016	1/9/2013	90,000	89,983	90,227
Ford Motor Credit Co. LLC, 3.98%, 6/15/2016	(a)	65,000	65,016	66,410
Hertz Vehicle Financing LLC, Series 2013-1A, Class A1, 1.12%, 8/25/2017	1/18/2013	90,000	89,998	90,037
Liberty Mutual Group, Inc. 6.70%, 8/15/2016	1/19/2012	25,000	25,576	26,445
New York Life Global Funding, 1.45%, 12/15/2017	12/10/2014	65,000	64,941	65,083
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-S7, Class A2, 0.49%, 12/25/2035	(b)	9,241	6,758	9,069

				$374,628

(a)	Purchased on various dates beginning 6/17/2011.
(b)	Purchased on various dates beginning 6/22/2011.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	9/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	9/24/2015

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	9/24/2015